Consolidated Balance Sheets (Parenthetical) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Common Stock, Value, Issued	€ 38.8	€ 38.6	[1]
Cumulative Preference Shares; nominal value (in EUR)	€ 0.09
Cumulative Preference Shares; authorized (number of shares)	700,000,000
Common Stock Shares; issued and outstanding		427,393,592
Common Class B [Member]
Ordinary Shares, nominal value (in EUR)	€ 0.01
Ordinary Shares, authorized (number of shares)	9,000
Common Stock [Member]
Ordinary Shares, nominal value (in EUR)	€ 0.09	€ 0.09
Ordinary Shares, authorized (number of shares)	699,999,000	699,999,000
Common Stock Shares; issued and outstanding	421,097,729	427,393,592
Common Stock, Shares, Issued	421,097,729	427,393,592

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.